Income Taxes - Provisions for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Income before provision for income taxes, amount
United States	$ 365.5	$ 357.5	$ 361.2
Foreign	393.5	269.1	250.4
Income before provision for income taxes	759.0	626.6	611.6
Tax expense at U.S. statutory rate	265.7	219.3	214.0
State taxes, net of federal benefit	15.1	11.2	26.4
Effects of foreign operations	(86.7)	(53.7)	(79.7)
Effects of foreign tax credits and acquisition reorganization	(12.3)	(19.6)	9.3
Other, net	(13.8)	8.9	39.2
Taxes at effective worldwide rates	$ 168.0	$ 166.1	$ 209.2
Income before provision for income taxes, percentage
United States	48.20%	57.10%	59.10%
Foreign	51.80%	42.90%	40.90%
Total income before provision for income taxes	100.00%	100.00%	100.00%
Tax expense at U.S. statutory rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	2.00%	1.80%	4.30%
Effects of foreign operations	(11.40%)	(8.60%)	(13.00%)
Effects of foreign tax credits and acquisition reorganization	(1.60%)	(3.10%)	1.50%
Other, net	(1.90%)	1.40%	6.40%
Taxes at effective worldwide rates	22.10%	26.50%	34.20%